FT Vest U.S. Equity Buffer ETF - November Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FT Vest U.S. Equity Buffer ETF - November | FT Vest U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	12.75%	19.65%	(9.13%)	10.76%	12.64%